TD Waterhouse Trust
                                 100 Wall Street
                            New York, New York 10005


June 4, 2003

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

         RE:      TD Waterhouse Trust
                  File Nos. 333-84623; 811-09519
                  Rule 497(j) Filing

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, TD Waterhouse Trust (the "Trust") certifies that the form of Prospectus and Statement of Additional Information dated May 30, 2003 that would have been filed under paragraph (c) of Rule 497, would not have differed from that contained in Post-Effective Amendment No. 7 to the Trust's Registration Statement on Form N-1A that was filed electronically with the Securities and Exchange Commission (Accession No. 0001089355-03-000302) on May 30, 2003.

         Please call the undersigned at (212) 907-6132 if you have any questions with respect to this certification.

Sincerely,


/s/ Jennifer Bailey
-----------------------------
Jennifer Bailey
Vice President and Secretary